Income Tax (narrative) (detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Tax Disclosure [Abstract]
Other Amounts Related To Income Taxes	$ 1,851,000	$ 1,778,000
Unrecognized Tax Benefits, Period Increase (Decrease)	58,000	18,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	184,000	126,000
Income Tax Examination, Liability (Refund) Adjustment from Settlement with Taxing Authority			3,767,000
Tax Credit Carryforward [Line Items]
Valuation allowance - non-current	758,000	906,000
Deferred Income Tax Asset, Net	9,400,000	8,637,000
Deferred Tax Assets, Net, Noncurrent	2,097,000	403,000
California [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Valuation Allowance	1,202,000
Wisconsin [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Valuation Allowance	$ 848,000
Expiration Date	2022